UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     May 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $536,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12491                      Taconic Capital Advisors UK LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITOL ACQUISITION CORP DEL   UNIT 07/24/2012  14055E203     9410  1000000 SH       DEFINED 01            1000000        0        0
CENTEX CORP                    COM              152312104      525    70000 SH       DEFINED 01              70000        0        0
DOW CHEM CO                    COM              260543103     1686   200000 SH       DEFINED 01             200000        0        0
DOW CHEM CO                    COM              260543103     1320   200000 SH  PUT  DEFINED 01             200000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     1207   475000 SH       DEFINED 01                  0        0   475000
GENERAL MTRS CORP              DEB SR CV C 33   370442717     5022  1977178 SH       DEFINED 01                  0        0  1977178
INTL PAPER CO                  COM              460146103     2768   393200 SH       DEFINED 01             393200        0        0
KEARNY FINL CORP               COM              487169104     9956   950000 SH       DEFINED 01             950000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    13170  1500000 SH       DEFINED 01            1500000        0        0
MBIA INC                       COM              55262C100      506   250000 SH  PUT  DEFINED 01                  0        0   250000
MGIC INVT CORP WIS             COM              552848103      178   125000 SH       DEFINED 01             125000        0        0
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    23382 25500000 PRN      DEFINED 01                  0        0 25500000
QWEST COMMUNICATIONS INTL IN   COM              749121109     2529   739500 SH       DEFINED 01             739500        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     6800  1000000 SH  PUT  DEFINED 01            1000000        0        0
RASER TECHNOLOGIES INC         COM              754055101     7380  1800000 SH       DEFINED 01            1800000        0        0
SCHERING PLOUGH CORP           COM              806605101   108330  4600000 SH       DEFINED 01            4600000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       95   636000 SH  PUT  DEFINED 01                  0        0   636000
SOUTHWEST AIRLS CO             COM              844741108      222    35000 SH       DEFINED 01              35000        0        0
STAR SCIENTIFIC INC            COM              85517P101      856   200000 SH       DEFINED 01             200000        0        0
TOLL BROTHERS INC              COM              889478103      182    10000 SH       DEFINED 01              10000        0        0
U S G CORP                     COM NEW          903293405      913   120000 SH       DEFINED 01             120000        0        0
UAL CORP                       COM NEW          902549807     6720  1500000 SH       DEFINED 01            1500000        0        0
WYETH                          COM              983024100   333560  7750000 SH       DEFINED 01            7750000        0        0